LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	1 year 6 months	2 years 1 month 6 days
Weighted-average discount rate	2.10%	1.49%